LOANS, NET, Movement of Gross Balance of Loan Portfolio by Stages (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross balance of loan portfolio [Roll Forward]
Beginning balance	S/ 169,863,566
Ending balance	168,818,002	S/ 169,863,566
Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	131,781,171	123,991,407
Transfer to stage 2	(32,685,118)	(32,337,453)
Transfer to stage 3	(1,401,682)	(2,156,892)
Transfer from stage 2	17,091,585	16,269,678
Transfer from stage 3	537,536	756,498
New loans, liquidation and write-offs, net	20,451,643	20,335,708
Transfers between classes of loans	0	0
Sale of loan portfolio	0	(474)
Exchange differences and others	(2,131,658)	4,922,699
Ending balance	133,643,477	131,781,171
Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	24,948,967	22,486,742
Transfer to stage 1	(17,091,585)	(16,269,678)
Transfer to stage 3	(5,532,867)	(6,643,373)
Transfer from stage 1	32,685,118	32,337,453
Transfer from stage 3	622,946	1,363,985
New loans, liquidation and write-offs, net	(12,657,280)	(8,650,513)
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	(179,977)	324,351
Ending balance	22,795,322	24,948,967
Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	13,133,428	11,614,829
Transfer to stage 1	(537,536)	(756,498)
Transfer to stage 2	(622,946)	(1,363,985)
Transfer from stage 1	1,401,682	2,156,892
Transfer from stage 2	5,532,867	6,643,373
New loans, liquidation and write-offs, net	(6,329,326)	(5,510,079)
Transfers between classes of loans	0	0
Sale of loan portfolio	(11,458)	(47,093)
Exchange differences and others	(187,508)	395,989
Ending balance	12,379,203	13,133,428
Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	169,863,566	158,092,978
Loan portfolio written off and forgiven	(2,575,258)	(3,066,382)
New loans and liquidation, net	4,040,295	9,241,498
Transfers between classes of loans	0	0
Sale of loan portfolio	(11,458)	(47,567)
Exchange differences and others	(2,499,143)	5,643,039
Ending balance	168,818,002	169,863,566
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	90,281,463	84,366,795
Transfer to stage 2	(10,689,388)	(13,032,923)
Transfer to stage 3	(782,333)	(912,504)
Transfer from stage 2	7,640,908	8,283,495
Transfer from stage 3	356,896	464,932
New loans, liquidation and write-offs, net	1,067,360	5,398,312
Transfers between classes of loans	(21,784)	1,482,015
Sale of loan portfolio	0	0
Exchange differences and others	(1,662,665)	4,231,341
Ending balance	86,190,457	90,281,463
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	11,342,409	10,090,159
Transfer to stage 1	(7,640,908)	(8,283,495)
Transfer to stage 3	(2,586,811)	(3,350,523)
Transfer from stage 1	10,689,388	13,032,923
Transfer from stage 3	434,550	800,280
New loans, liquidation and write-offs, net	(3,906,923)	(2,042,256)
Transfers between classes of loans	614,296	800,739
Sale of loan portfolio	0	0
Exchange differences and others	(95,828)	294,582
Ending balance	8,850,173	11,342,409
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	8,756,743	6,850,481
Transfer to stage 1	(356,896)	(464,932)
Transfer to stage 2	(434,550)	(800,280)
Transfer from stage 1	782,333	912,504
Transfer from stage 2	2,586,811	3,350,523
New loans, liquidation and write-offs, net	(2,934,746)	(1,413,990)
Transfers between classes of loans	(95,866)	5,957
Sale of loan portfolio	(7,803)	(30,101)
Exchange differences and others	(145,826)	346,581
Ending balance	8,150,200	8,756,743
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	110,380,615	101,307,435
Loan portfolio written off and forgiven	(421,319)	(160,079)
New loans and liquidation, net	(5,352,990)	2,102,145
Transfers between classes of loans	496,646	2,288,711
Sale of loan portfolio	(7,803)	(30,101)
Exchange differences and others	(1,904,319)	4,872,504
Ending balance	103,190,830	110,380,615
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	18,702,189	18,063,315
Transfer to stage 2	(4,019,065)	(2,595,038)
Transfer to stage 3	(84,000)	(226,183)
Transfer from stage 2	1,995,000	1,622,944
Transfer from stage 3	27,176	76,745
New loans, liquidation and write-offs, net	2,247,060	1,378,089
Transfers between classes of loans	7,496	(45,768)
Sale of loan portfolio	0	(474)
Exchange differences and others	(235,424)	428,559
Ending balance	18,640,432	18,702,189
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,758,125	1,360,460
Transfer to stage 1	(1,995,000)	(1,622,944)
Transfer to stage 3	(292,259)	(516,497)
Transfer from stage 1	4,019,065	2,595,038
Transfer from stage 3	23,225	185,299
New loans, liquidation and write-offs, net	(286,590)	(255,142)
Transfers between classes of loans	427	(5,529)
Sale of loan portfolio	0	0
Exchange differences and others	(19,912)	17,440
Ending balance	3,207,081	1,758,125
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,371,146	1,144,605
Transfer to stage 1	(27,176)	(76,745)
Transfer to stage 2	(23,225)	(185,299)
Transfer from stage 1	84,000	226,183
Transfer from stage 2	292,259	516,497
New loans, liquidation and write-offs, net	(283,888)	(270,401)
Transfers between classes of loans	0	(3,696)
Sale of loan portfolio	(2,442)	(9,126)
Exchange differences and others	(22,613)	29,128
Ending balance	1,388,061	1,371,146
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	21,831,460	20,568,380
Loan portfolio written off and forgiven	(33,960)	(39,189)
New loans and liquidation, net	1,710,542	891,735
Transfers between classes of loans	7,923	(54,993)
Sale of loan portfolio	(2,442)	(9,600)
Exchange differences and others	(277,949)	475,127
Ending balance	23,235,574	21,831,460
Micro-Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	10,803,696	11,580,793
Transfer to stage 2	(11,398,414)	(12,106,836)
Transfer to stage 3	(235,229)	(332,694)
Transfer from stage 2	4,142,176	4,401,320
Transfer from stage 3	95,327	142,517
New loans, liquidation and write-offs, net	10,960,618	9,164,707
Transfers between classes of loans	(739,253)	(2,193,954)
Sale of loan portfolio	0	0
Exchange differences and others	(203,268)	147,843
Ending balance	13,425,653	10,803,696
Micro-Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	8,927,358	8,451,947
Transfer to stage 1	(4,142,176)	(4,401,320)
Transfer to stage 3	(1,627,919)	(1,921,386)
Transfer from stage 1	11,398,414	12,106,836
Transfer from stage 3	93,396	164,077
New loans, liquidation and write-offs, net	(6,722,150)	(4,686,408)
Transfers between classes of loans	(599,450)	(794,634)
Sale of loan portfolio	0	0
Exchange differences and others	(61,009)	8,246
Ending balance	7,266,464	8,927,358
Micro-Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,906,210	1,978,448
Transfer to stage 1	(95,327)	(142,517)
Transfer to stage 2	(93,396)	(164,077)
Transfer from stage 1	235,229	332,694
Transfer from stage 2	1,627,919	1,921,386
New loans, liquidation and write-offs, net	(1,905,488)	(2,017,681)
Transfers between classes of loans	85,153	(9,675)
Sale of loan portfolio	(909)	(6,629)
Exchange differences and others	(17,832)	14,261
Ending balance	1,741,559	1,906,210
Micro-Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	21,637,264	22,011,188
Loan portfolio written off and forgiven	(1,164,678)	(1,517,271)
New loans and liquidation, net	3,497,658	3,977,889
Transfers between classes of loans	(1,253,550)	(2,998,263)
Sale of loan portfolio	(909)	(6,629)
Exchange differences and others	(282,109)	170,350
Ending balance	22,433,676	21,637,264
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	11,993,823	9,980,504
Transfer to stage 2	(6,578,251)	(4,602,656)
Transfer to stage 3	(300,120)	(685,511)
Transfer from stage 2	3,313,501	1,961,919
Transfer from stage 3	58,137	72,304
New loans, liquidation and write-offs, net	6,176,605	4,394,600
Transfers between classes of loans	753,541	757,707
Sale of loan portfolio	0	0
Exchange differences and others	(30,301)	114,956
Ending balance	15,386,935	11,993,823
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	2,921,075	2,584,176
Transfer to stage 1	(3,313,501)	(1,961,919)
Transfer to stage 3	(1,025,878)	(854,967)
Transfer from stage 1	6,578,251	4,602,656
Transfer from stage 3	71,775	214,329
New loans, liquidation and write-offs, net	(1,741,617)	(1,666,707)
Transfers between classes of loans	(15,273)	(576)
Sale of loan portfolio	0	0
Exchange differences and others	(3,228)	4,083
Ending balance	3,471,604	2,921,075
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,099,329	1,641,295
Transfer to stage 1	(58,137)	(72,304)
Transfer to stage 2	(71,775)	(214,329)
Transfer from stage 1	300,120	685,511
Transfer from stage 2	1,025,878	854,967
New loans, liquidation and write-offs, net	(1,205,204)	(1,808,007)
Transfers between classes of loans	10,713	7,414
Sale of loan portfolio	(304)	(1,237)
Exchange differences and others	(1,237)	6,019
Ending balance	1,099,383	1,099,329
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	16,014,227	14,205,975
Loan portfolio written off and forgiven	(955,301)	(1,349,843)
New loans and liquidation, net	4,185,085	2,269,729
Transfers between classes of loans	748,981	764,545
Sale of loan portfolio	(304)	(1,237)
Exchange differences and others	(34,766)	125,058
Ending balance	S/ 19,957,922	S/ 16,014,227